LEASES (Details) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
IfrsStatementLineItems [Line Items]
Balance at beginning		¥ 346	¥ 2,993
Depreciation charge		(346)	(1,050)
Foreign currency translation difference			24
Disposal of PSTT			(1,621)
Balance at ending			346
Motor vehicles [member]
IfrsStatementLineItems [Line Items]
Balance at beginning			425
Depreciation charge			(100)
Foreign currency translation difference
Disposal of PSTT			(325)
Balance at ending
Offices And Warehouse [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning		346	2,568
Depreciation charge		(346)	(950)
Foreign currency translation difference			24
Disposal of PSTT			(1,296)
Balance at ending			¥ 346